Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share (in shares)	29,422	27,607	27,770
Effect of dilutive potential shares: restricted shares and share options (in shares)			87
Weighted average number of shares for diluted earnings per share (in shares)	29,422	27,607	27,857
(Loss)/earnings for basic and diluted earnings per share
(Loss)/earnings for earnings per share from continuing operations	€ (920)	€ (4,485)	€ 4,408
(Loss) for earnings per share from discontinued operations		(3,535)	(1,969)
(Loss)/earnings for basic and diluted earnings per share	€ (920)	€ (8,020)	€ 2,439
Basic (loss)/earnings per share
Basic (loss)/earnings per share from continuing operations	€ (0.0313)	€ (0.1625)	€ 0.1587
(Loss) per share from discontinued operations		(0.1280)	(0.0709)
Basic (loss)/earnings per share	(0.0313)	(0.2905)	0.0878
Diluted (loss)/earnings per share
Diluted (loss)/earnings per share from continuing operations	(0.0313)	(0.1625)	0.1582
Diluted loss per share from discontinued operations		(0.1280)	(0.0706)
Diluted (loss)/earnings per share	€ (0.0313)	€ (0.2905)	€ 0.0876